Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS
Related party transactions primarily related to online marketing services, cloud services and other services provided by the Company to certain investees. The following table summarizes the revenue received from major related parties in fiscal year 2018, 2019 and 2020.

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues:
Trip	774	627	204	31
Du Xiaoman	256	731	678	104
Investee C (i)	143	280	949	145
Others	421	1,394	1,015	156

Total	1,594	3,032	2,846	436

(i)	Investee C is one of the Company’ investees, over which the Company has significant influence.
The Group purchased produced content and licensed copyrights, traffic acquisition and other services from equity investees in an
amount

of
RMB
297
 million, RMB
3.0
 billion and RMB
1.9
billion (US$
290
million) for the years ended December 31, 2018, 2019 and 2020, respectively. Other related party transactions were insignificant for each of the years presented, which included reimbursements to Robin Li’s use of an aircraft beneficially owned by his family member used for the Company’s business purposes
.

As of December 31, 2019 and 2020, amounts due from/due to related parties were as follows:
Expect for the non-trade balances as of December 31, 2019 and 2020 relate to transactions disclosed below, amounts due from/due to related parties arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Trip (i)	96	22	3
Du Xiaoman (ii)	737	306	47
Investee A (iii)	345	—	—
Investee C (iv)	115	212	32
Other related parties (v)	301	186	29

Total	1,594	726	111

Amounts due from related parties, non-current:
Du Xiaoman (ii)	3,391	3,398	521
Other related parties (vi)	173	40	6

Total	3,564	3,438	527

Amounts due to related parties, current:
Trip (vii)	49	50	8
Du Xiaoman (viii)	973	489	75
Investee A (ix)	476	—	—
Investee B (x)	249	175	27
Other related parties (xi)	484	610	93

Total	2,231	1,324	203

Amounts due to related parties, non-current:
Du Xiaoman (xii)	3,430	3,216	493
Investee B (x)	410	325	50
Other related parties (xiii)	6	2	—

Total	3,846	3,543	543

(i)	The balances mainly represent amounts arising from services the Company provided to Trip.
(ii)	The balances represent non-trade long-term loans due from Du Xiaoman with interest rates ranging from 0.00% to 0.50% in 2020, and amounts arising from services the Company provided to Du Xiaoman.
(iii)
The balance mainly represents a non-trade interest-bearing loan provided to Investee A, which was an equity investee as of December 31, 2019. The Company acquired Investee A on July 16, 2020, and accordingly, all corresponding outstanding balance has been eliminated in the consolidated balance sheet.

(iv)	The balances mainly represent amounts arising from services including online marketing services and cloud services the Company provided to Investee C.
(v)	The balances mainly represent amounts arising from services the Company provided to its investees in ordinary course of business.
(vi)	The balance consists of amount due from the Company’s investees in the ordinary course of business.
(vii)	The balances mainly represent amounts arising from services provided by Trip.
(viii)
The balance represents amount due to Du Xiaoman arising from services provided by Du Xiaoman to the Company in the ordinary course of business and non-trade loans provided by Du Xiaoman with interest rates of nil in 2020.

(ix)
The balances mainly represent amounts arising from hardware products purchased from Investee A, and a non-trade
interest-bearing loan provided by the Investee A, as of December 31, 2019. The Company acquired Investee A on July 16, 2020, and accordingly, all corresponding outstanding balances have been eliminated in the consolidated balance sheet.

(x)	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Investee B which is an equity method investee.
(xi)
The balances mainly represent amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade amounts payable for acquiring the equity interest of the Company’s investees.

(xii)	The balances mainly represent non-trade interest-free long-term loans provided by Du Xiaoman.
(xiii)	The balance represents mainly deferred revenue relating to the future services to be provided by the Company to investees.